The Group	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
The Group	The Group Note 1.1. Information on the Group and its business
ABIVAX SA (the “Company”) is a société anonyme incorporated under the laws of France on December 4, 2013. Its registered office is located at 7-11 Boulevard Haussmann—75009 Paris, France. The Company is developing therapeutics that harness the body’s natural regulatory mechanisms to stabilize the immune response in patients with chronic inflammatory diseases.
These consolidated financial statements as of and for the year ended December 31, 2025 comprise the Company and ABIVAX LLC
(the “Subsidiary”), the United States subsidiary of ABIVAX SA, created on March 20, 2023 under the laws of the State of Delaware
(together referred to as the “Group”).
The Group has incurred losses since its inception and had shareholders’ equity of €455,205 thousand as of December 31, 2025. The
Group anticipates incurring additional losses until such time, if ever, that it can generate significant revenue from its drug candidates which are currently under development. Substantial additional financing will be needed by the Group to fund its operations and to commercially develop its drug candidates.
The Group's future operations are highly dependent on a combination of factors, including: (i) the success of its research and development activities; (ii) regulatory approval and market acceptance of its proposed future products; (iii) the timely and successful completion of additional financing and (iv) the development of competitive therapies by other biotechnology and pharmaceutical companies. As a result, the Group is, and expects to continue to be, in the short to mid-term, financed through the issuance of new equity or debt instruments.
The Group is focusing its efforts on the following areas:
•Completion of the Phase 3 clinical trial program (ABTECT) for obefazimod in moderately to severely active ulcerative colitis
(“UC”).
•Continuation of the Phase 2b clinical trial (ENHANCE-CD) of obefazimod in Crohn’s disease (“CD”).
•Evaluating combination therapy candidates with obefazimod in UC.
•Selecting a follow-on candidate for obefazimod.
Note 1.2. Date of authorization of issuance
The consolidated financial statements and related notes (the “financial statements”) have been prepared under the responsibility of management of the Group and were approved and authorized for issuance by the Group’s board of directors on March 19, 2026.